Acquisitions - Parllay - Additional Information (Details) $ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)
Acquisitions
Fair value of cash consideration transferred		$ 12,903	$ 100
Parllay
Acquisitions
Fair value of cash consideration transferred	$ 1,825
Maximum net revenue (loss) as a percent of consolidated net revenue (loss)	5.00%
Parllay | Income approach
Acquisitions
Estimated useful life	5 years
Parllay | Income approach | Terminal growth rate
Acquisitions
Intangible asset measurement input	32.00%
Parllay | Income approach | Fair value inputs discount rate
Acquisitions
Intangible asset measurement input	22.70%